Redeemable Convertible Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Temporary Equity [Abstract]
Redeemable Convertible Preferred Stock
7. Redeemable convertible preferred stock
As of December 31, 2020, the Company’s redeemable convertible preferred stock consisted of the following balances.

	Issue price per share	Shares authorized	Shares issued and outstanding	Carrying value	Aggregate liquidation preference
Series Seed	$1.01	1,010,456	1,010,456	$1,789	$1,020
Series Seed-1	1.92	1,787,640	1,787,640	3,718	3,430
Series A	2.15	6,120,111	6,120,111	12,851	13,136
Series B	4.29	5,097,566	5,097,566	21,737	21,882
Series C	0.59	168,756,599	168,756,599	99,481	99,870

Total		182,772,372	182,772,372	$139,576	$139,338

In October 2020, the Company issued 135,180,800 shares of Series C redeemable convertible preferred stock for a purchase price of $0.5918 per share, payable in cash. Gross proceeds to the Company were $80,000.

The

Series C redeemable convertible preferred stock financing triggered the automatic conversion of the Company’s outstanding convertible notes into 11,404,246 shares of Series C redeemable convertible preferred stock based on price of $0.5030 per share (85% of the $0.5918 original issuance price of the Series C redeemable convertible preferred stock). In addition, the Company issued 22,171,553 shares of Series C redeemable convertible preferred stock to Ares as the initial payment for the Company’s license of atacicept from Ares (see Note 11).
In May 2021, immediately prior to the completion of the IPO (see Note 1), all outstanding shares of redeemable convertible preferred stock were automatically converted into 15,774,014 shares of common stock.

5. Redeemable convertible preferred stock
As of December 31, 2020, the Company’s redeemable convertible preferred stock consisted of the following balances (in thousands, except share amounts).

	Issue price	Shares authorized	Shares issued and outstanding	Carrying value	Aggregate liquidation preference
Series Seed	$1.01	1,010,456	1,010,456	$1,789	$1,020
Series Seed-1	1.92	1,787,640	1,787,640	3,718	3,430
Series A	2.15	6,120,111	6,120,111	12,851	13,136
Series B	4.29	5,097,566	5,097,566	21,737	21,882
Series C	0.59	168,756,599	168,756,599	99,481	99,870

Total		182,772,372	182,772,372	$139,576	$139,338
In October 2020, the Company issued 135,180,800 shares of Series C redeemable convertible preferred stock for a purchase price of $0.5918 per share, payable in cash. Gross proceeds to the Company were $80,000. The Series C redeemable convertible preferred stock financing triggered the automatic conversion of the Company’s outstanding convertible notes into 11,404,246 shares of Series C redeemable convertible preferred stock based on price of $0.5030 per share (85% of the $0.5918 original issuance price of the Series C redeemable convertible preferred stock). In addition, the Company issued 22,171,553 shares of Series C redeemable convertible preferred stock to Ares Trading S.A. (“Ares”), an affiliate of Merck KGaA, Darmstadt, Germany, as the initial payment for the Company’s license of atacicept from Ares (see Note 9).
The holders of the Series Seed,
Seed-1,
A, B, and C redeemable convertible preferred stock (together the “redeemable convertible preferred stock”) have various rights, preferences, privileges, and restrictions, with respect to voting, dividends, liquidation, and conversion as follows:
Voting
On any matter presented to the stockholders of the Company for their action or consideration at any meeting of stockholders of the Company (or by written consent of stockholders in lieu of meeting), each holder of outstanding shares of redeemable convertible preferred stock is entitled to cast the number of votes equal to the number of whole shares of common stock into which the shares of redeemable convertible preferred stock held by such holder are convertible as of the record date for determining stockholders entitled to vote on such matter. Holders of redeemable convertible preferred stock may vote, on an as-converted
basis, together with the holders of Class A common stock as a single class.
Dividends
Through December 31, 2020, no dividends have been authorized, declared, or paid. The Company may not declare, pay or set aside any dividends on any other class or series of capital stock (other than dividends on shares of common stock payable in shares of common stock) unless the holders of redeemable convertible preferred stock then outstanding first or simultaneously receive a dividend on each outstanding share of redeemable convertible preferred stock in an amount at least equal to (a) in the case of a dividend on common stock or any class or series that is convertible into common stock, that dividend per share to equal the product of (i) the dividend payable on each share of such class or series determined, if applicable, as if all shares of such class or series had been converted into common stock and (ii) the number of shares of common stock issuable upon conversion of such share of redeemable convertible preferred stock, in each case calculated on the record date for determination of holders entitled to receive such dividend or (b) in the case of a dividend on any class or series that is not convertible into common stock, at a rate per share determined by (i) dividing the amount of the dividend payable on each share of such class or series of capital stock by the Original Issuance Price of such class or series of capital stock (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to such class or series) and (ii) multiplying this fraction by an amount equal to the applicable original issue price; provided that, if the Company declares, pays or sets aside, on the same date, a dividend payable to the holders of redeemable convertible preferred stock is calculated based on the dividend on the class or series of capital stock that would result in the highest preferred stock dividend.
Conversion
Each share of redeemable convertible preferred stock is convertible, at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the applicable original issue price by the applicable preferred stock conversion price in effect at the time of conversion. The preferred stock conversion price for each share of redeemable convertible preferred stock is initially equal to the original issue price applicable to such share. Each such initial preferred stock conversion price, and the rate at which shares of redeemable convertible preferred stock may be converted into shares of common stock, is subject to adjustment. No fractional shares of common stock will be issued upon conversion of redeemable convertible preferred stock. In lieu of any fractional shares, the Company will pay cash equal to the fraction multiplied by the fair market value of a share of common stock.
Liquidation preference
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, the holders of shares of Series C redeemable convertible preferred stock then outstanding are entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of Series Seed, Series
Seed-1,
Series A, and Series B redeemable convertible preferred stock, equal to one times the original issue price of the Series C redeemable convertible preferred stock. If upon any such liquidation, dissolution or winding up of the Company the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of Series C redeemable convertible preferred stock the full amount to which they shall be entitled, such holders will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares of Series C redeemable convertible preferred stock held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.
Thereafter, the holders of Series Seed, Series
Seed-1,
Series A and Series B redeemable convertible preferred stock then outstanding are entitled to be paid out of the assets of the Company available for distribution to its stockholders, before any payment shall be made to the holders of common stock, an amount per share equal to the greater of (i) one times the applicable original issue price, plus any dividends declared but unpaid thereon, or (ii) such amount per share as would have been payable had all shares of such series of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, or winding up. If upon any such liquidation, dissolution or winding up of the Company the assets of the Company available for distribution to its stockholders are insufficient to pay the holders of shares of redeemable convertible preferred stock the full amount to which they shall be entitled, the holders of shares of Series Seed, Series
Seed-1,
Series A, and Series B redeemable convertible preferred stock will share ratably in any distribution of the assets available for distribution in proportion to the respective amounts that would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

After the payment of all preferential amounts required to be paid to the holders of shares of redeemable convertible preferred stock, the remaining assets of the Company available for distribution to its stockholders will be distributed among the holders of shares of Series C redeemable convertible preferred stock and common stock, pro rata based on the number of shares held by each such holder on an as-converted
basis.
Redemption
The holders of the Company’s redeemable convertible preferred stock have no rights to cause the redemption of their shares outside of a liquidation or winding up of the Company, a change in control, or a sale of substantially all of the Company’s assets (a “deemed liquidation event”). A deemed liquidation event would constitute a redemption event that may be outside of the Company’s control as a result of the preferred stockholders’ control of the Company’s board of directors. Accordingly, the redeemable convertible preferred shares are considered contingently redeemable and are classified as temporary equity on the balance sheets. The carrying value of the redeemable convertible preferred stock has not been adjusted to its redemption value as redemption was not probable as of the balance sheet dates presented. The carrying value of the redeemable convertible preferred stock will be adjusted to its redemption value in the future, if redemption becomes probable.
Classification
The Company has classified its redeemable convertible preferred stock separate from total stockholders’ deficit in the balance sheets as the redeemable convertible preferred shares are contingently redeemable upon a deemed liquidation event and in that event there is no guarantee that all stockholders would be entitled to receive the same form of consideration. No accretion to redemption value was recorded during the years ended December 31, 2019 and 2020 as a deemed liquidation event was not considered probable.